Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of financial assets [line items]
Interest and dividend income	$ 131	$ 109	$ 258	$ 217
Gains (losses) on financial assets at fair value through profit or loss that were designated	(301)	49	606	609
Realized gains from fair value through other comprehensive income securities	$ 0	$ 1	$ 0	$ 1